Cash And bank balances - Summary Of Cash And Cash Equivalents (Details) - USD ($)	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash in hand	$ 21,452	$ 3,410
Cash at banks	19,293,456	9,534,704
Bank overdraft	(10,528)	(8,391)
Cash and cash equivalents	$ 19,304,380	$ 9,529,723	$ 17,763,851	$ 10,348,732